PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	[1]	$ 1,127,034	$ 1,001,606
Balance at end of year		1,118,639	1,127,034	[1]
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		3,050,096	2,905,981
Additions		113,167	229,607
Disposals		(1,604,643)
Reclassified to assets held for distribution			(10,187)
Foreign currency translation impact		33,185	(75,305)
Balance at end of year		1,591,805	3,050,096
Cost [Member] | Land and and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,283,620	1,310,639
Additions
Disposals		(653,620)
Reclassified to assets held for distribution
Foreign currency translation impact			(27,019)
Balance at end of year		630,000	1,283,620
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,059,037	1,055,450
Additions		2,232	39,275
Disposals		(859,519)
Reclassified to assets held for distribution
Foreign currency translation impact		497	(35,688)
Balance at end of year		202,247	1,059,037
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		295,565	268,155
Additions			30,011
Disposals		(54,146)
Reclassified to assets held for distribution
Foreign currency translation impact		1,163	(2,601)
Balance at end of year		242,582	295,565
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		228,374	175,262
Additions		110,935	57,769
Disposals		(37,327)
Reclassified to assets held for distribution
Foreign currency translation impact		13,259	(4,657)
Balance at end of year		315,241	228,374
Cost [Member] | Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		183,500	96,475
Additions			102,552
Disposals		(31)
Reclassified to assets held for distribution			(10,187)
Foreign currency translation impact		18,266	(5,340)
Balance at end of year		201,735	183,500
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(1,923,062)	(1,904,375)
Disposals		1,601,281
Reclassified to assets held for distribution			34
Depreciation and amortization		(132,207)	(90,682)
Foreign currency translation impact		(19,178)	71,961
Balance at end of year		(473,166)	(1,923,062)
Accumulated depreciation [member] | Land and and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(653,620)	(680,640)
Disposals		653,620
Reclassified to assets held for distribution
Depreciation and amortization
Foreign currency translation impact			27,020
Balance at end of year			(653,620)
Accumulated depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(867,007)	(878,165)
Disposals		819,698
Reclassified to assets held for distribution
Depreciation and amortization		(24,538)	(22,795)
Foreign currency translation impact		(224)	33,953
Balance at end of year		(72,071)	(867,007)
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(145,814)	(107,922)
Disposals		54,556
Reclassified to assets held for distribution
Depreciation and amortization		(45,820)	(40,305)
Foreign currency translation impact		(506)	2,413
Balance at end of year		(137,584)	(145,814)
Accumulated depreciation [member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(162,617)	(141,209)
Disposals		73,376
Reclassified to assets held for distribution
Depreciation and amortization		(38,080)	(26,136)
Foreign currency translation impact		(8,270)	4,728
Balance at end of year		(135,591)	(162,617)
Accumulated depreciation [member] | Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(94,004)	(96,439)
Disposals		31
Reclassified to assets held for distribution			34
Depreciation and amortization		(23,769)	(1,446)
Foreign currency translation impact		(10,178)	3,847
Balance at end of year		(127,920)	(94,004)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,127,034
Balance at end of year		1,118,639	1,127,034
Carrying amounts [Member] | Land and and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		630,000
Balance at end of year		630,000	630,000
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		192,030
Balance at end of year		130,176	192,030
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		149,751
Balance at end of year		104,998	149,751
Carrying amounts [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		65,757
Balance at end of year		179,650	65,757
Carrying amounts [Member] | Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		89,496
Balance at end of year		$ 73,815	$ 89,496

[1]	Restated for change in presentation currency (note 2(c))